Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On:	Net Income
					Total Shareholder Return (3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$5,439,647	$3,860,394	$1,320,719	$1,040,259	$105.42	$19,325,000
2024	4,165,611	3,258,651	839,162	758,397	122.71	19,203,000
2023	4,000,342	4,586,692	836,241	998,575	105.88	45,343,000

Named Executive Officers, Footnote [Text Block]

(1)	In each year identified, our PEO was Mr. Bradley. For the fiscal year ended December 31, 2025, our non-PEO NEOs were Mr. Lavin and Mr. Bharwani. For the fiscal year ended December 31, 2024, our non-PEO NEOs were Mr. Lavin, Mr. Bharwani, Ms. Robinson, and Mr. Terry. For the fiscal year ended December 31, 2023, our non-PEO NEOs were Mr. Lavin, Mr. Bharwani, Ms. Robinson, and Ms. Laurie Straten.

Peer Group Issuers, Footnote [Text Block]

(3)	Total Shareholder Return assumes $100 was invested in our common stock on December 30, 2022 and assumes the reinvestment of dividends and is cumulative for the measurement periods beginning on that date and ending on the last fiscal day in 2025, 2024 and 2023, respectively.

Summary Compensation Total for PEO	$ 5,439,647	$ 4,165,611	$ 4,000,342
Compensation Actually Paid to PEO	$ 3,860,394	3,258,651	4,586,692
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The table below describes adjustments made to the calculation of CAP in accordance with Item 402(v) of Regulation S-K, to the amounts previously reported in the SCT. The adjustments are as follows:

	PEO	PEO	PEO	Average for Non-PEO NEOs	Average for Non-PEO NEOs	Average for Non-PEO NEOs
Fiscal Year	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$5,439,647	$4,165,611	$4,000,342	$1,320,719	$839,162	$836,241
Deduct Amounts Reported under the “Option Awards” in the SCT	(1,139,790)	–	–	(398,927)	–	–
Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	569,100	–	–	199,185	–	–
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(444,300)	(235,800)	(187,830)	(28,388)	(7,695)	10,655
Add, for awards that are granted and vest in the same year, the fair value as of the vesting date	–	–	–	–	–	–
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(564,263)	(671,160)	774,180	(52,331)	(73,069)	151,679
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	–	–	–	–	–	–
Compensation Actually Paid	$3,860,394	$3,258,651	$4,586,692	$1,040,259	$758,397	$998,575

Average Total Compensation Amount for Non-PEO NEO	$ 1,320,719	839,162	836,241
Average Compensation Actually Paid to Non-PEO NEOs	$ 1,040,259	758,397	998,575
Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return

Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return

The graph below shows the relationship between (i) the CAP to our PEO and the average CAP to the non-PEO NEOs, and (ii) the Company’s total shareholder returns across the last three completed fiscal years.

Relationship Between Compensation Actually Paid and Net Income

Relationship Between Compensation Actually Paid and Net Income

The graph below shows the relationship between (i) the CAP to our PEO and the average CAP to the non-PEO NEOs, and (ii) the Company’s net income during the last three completed fiscal years.

Total Shareholder Return Amount	$ 105.42	122.71	105.88
Net Income	$ 19,325,000	$ 19,203,000	$ 45,343,000
PEO Name	Mr. Bradley	Mr. Bradley	Mr. Bradley
PEO [Member] | Deduct Amounts Reported under the “Option Awards” in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,139,790)	$ 0	$ 0
PEO [Member] | Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	569,100	0	0
PEO [Member] | Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(444,300)	(235,800)	(187,830)
PEO [Member] | Add, for awards that are granted and vest in the same year, the fair value as of the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(564,263)	(671,160)	774,180
PEO [Member] | Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduct Amounts Reported under the “Option Awards” in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(398,927)	0	0
Non-PEO NEO [Member] | Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	199,185	0	0
Non-PEO NEO [Member] | Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(28,388)	(7,695)	10,655
Non-PEO NEO [Member] | Add, for awards that are granted and vest in the same year, the fair value as of the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(52,331)	(73,069)	151,679
Non-PEO NEO [Member] | Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0